Segment information (Tables)	12 Months Ended
Mar. 31, 2016
Segment information
Schedule of revenues by geographical location

	For the years ended March 31,
	2016	2015	2014
UK	$223,566	$159,866	$110,950
USA	202,855	204,541	167,038
Germany	86,332	64,723	49,648
Russia	32,748	36,022	35,835
Switzerland	23,489	10,800	7,057
Singapore	10,154	15,216	1,536
Rest of Europe	48,944	22,109	14,032
Other	22,664	7,271	12,235

Total revenues by geographical location	$650,752	$520,548	$398,331

Schedule of geographical information of long-lived assets

	As of March 31,
	2016	2015
USA	$30,211	$32,624
Romania	29,597	25,862
UK	15,327	15,847
Switzerland	11,746	5,812
Russia	9,375	11,910
Poland	8,236	2,918
Ukraine	7,419	10,467
Luxembourg	4,765	—
Germany	3,494	336
Cyprus	2,389	4,185
Other	3,223	1,488

Total	$125,782	$111,449

Schedule of revenues from the transactions with external customers with individual turnover over 10% and over 5% of total revenues
	For the years ended March 31,
	2016	2015	2014
Revenues over 10% of total revenues	340,189	293,761	206,253
Revenues over 5% of the total revenues	387,114	333,404	269,021